OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Noncurrent [Abstract]
Schedule of Other Long-Term Liabilities

at December 31	2022	2021
(millions of Canadian $)

Operating lease obligations (Note 10)	379	380
Fair value of derivative contracts (Note 28)	151	47
Employee post-retirement benefits (Note 27)	111	174
Asset retirement obligations	79	61
Long-term contract liabilities (Note 5)	32	184
Other	265	213
	1,017	1,059